Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of payables and accrued liabilities

	December 31,
	2017	2016
	$	$
Trade accounts payable	1,222	2,044
Accrued research and development costs	127	340
Salaries, employment taxes and benefits	390	156
Current portion of onerous contract provisions (note 15)	173	295
Other accrued liabilities	1,075	910
	2,987	3,745